Cover	Jun. 17, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 17, 2021
Entity File Number	001-38456
Entity Registrant Name	COLUMBIA FINANCIAL, INC.
Entity Central Index Key	0001723596
Entity Tax Identification Number	22-3504946
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	19-01 Route 208 North
Entity Address, City or Town	Fair Lawn
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07410
City Area Code	800
Local Phone Number	522-4167
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	CLBK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false